UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	November 30, 2010

Date of reporting period:	August 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments • August 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Diversified (9.9%)
50,129	Cousins Properties, Inc. (REIT)	$329,347
50,115	Forest City Enterprises, Inc. (Class A) (a)	564,796
33,546	Vornado Realty Trust (REIT)	2,719,239
		3,613,382
	Health Care (10.1%)
13,458	Assisted Living Concepts, Inc. (Class A) (a)	365,788
3,350	Capital Senior Living Corp. (a)	16,616
31,366	HCP, Inc. (REIT)	1,104,711
19,075	Healthcare Realty Trust, Inc. (REIT)	446,546
14,110	Nationwide Health Properties, Inc. (REIT)	542,812
37,970	Senior Housing Properties Trust (REIT)	892,295
6,950	Ventas, Inc. (REIT)	351,044
		3,719,812
	Industrial (2.1%)
27,657	AMB Property Corp. (REIT)	657,960
21,740	DCT Industrial Trust, Inc. (REIT)	100,656
		758,616
	Industrial/Office (2.4%)
16,190	Duke Realty Corp. (REIT)	181,490
8,193	Liberty Property Trust (REIT)	248,822
7,693	PS Business Parks, Inc. (REIT)	432,885
		863,197
	Lodging/Resorts (9.5%)
148,262	Host Hotels & Resorts, Inc. (REIT)	1,946,680
18,064	Morgans Hotel Group Co. (a)	112,719
30,546	Starwood Hotels & Resorts Worldwide, Inc.	1,427,415
		3,486,814
	Office (11.7%)
5,515	BioMed Realty Trust, Inc. (REIT)	94,251
24,092	Boston Properties, Inc. (REIT)	1,961,089
72,308	Brookfield Properties Corp. (Canada)	1,045,574
3,015	CommonWealth (REIT)	72,722
4,850	Douglas Emmett, Inc. (REIT)	78,182
10,700	Hudson Pacific Properties, Inc. (REIT) (a)	176,550
5,030	Kilroy Realty Corp. (REIT)	156,483
23,145	Mack-Cali Realty Corp. (REIT)	714,023
		4,298,874
	Residential Apartments (18.0%)
2,440	American Campus Communities, Inc. (REIT)	72,688
8,100	Apartment Investment & Management Co. (Class A) (REIT)	165,564
15,332	AvalonBay Communities, Inc. (REIT)	1,613,233
30	BRE Properties, Inc. (Class A) (REIT)	1,226
17,466	Camden Property Trust (REIT)	799,244
79,853	Equity Residential (REIT)	3,659,663
11,950	Post Properties, Inc. (REIT)	303,530
		6,615,148
	Residential Manufactured Home (1.8%)
12,811	Equity Lifestyle Properties, Inc. (REIT)	662,713

	Retail Regional Malls (13.8%)
8,828	Macerich Co. (The) (REIT)	365,656
49,525	Simon Property Group, Inc. (REIT)	4,479,536
4,926	Taubman Centers, Inc. (REIT)	204,380
		5,049,572
	Retail Strip Centers (7.9%)
22,765	Acadia Realty Trust (REIT)	408,404
8,141	Federal Realty Investment Trust (REIT)	645,500
7,740	Kite Realty Group Trust (REIT)	32,276
43,476	Regency Centers Corp. (REIT)	1,585,135

25,448	Retail Opportunity Investments Corp.	$240,483
		2,911,798
	Self Storage (6.3%)
21,224	Public Storage (REIT)	2,080,376
5,897	Sovran Self Storage, Inc. (REIT)	222,730
		2,303,106
	Specialty (5.0%)
4,940	Colony Financial, Inc. (REIT)	87,537
7,030	CreXus Investment Corp. (REIT)	83,868
2,320	Digital Realty Trust, Inc. (REIT)	137,506
31,030	Plum Creek Timber Co., Inc. (REIT)	1,069,604
3,830	Rayonier, Inc. (REIT)	181,159
15,080	Starwood Property Trust, Inc. (REIT)	286,822
		1,846,496
	Total Common Stocks (Cost $22,705,725)	36,129,528

NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.5%)
	Investment Company
554	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $554,142)		554,142
	Total Investments (Cost $23,259,867) (c)	100.0%	36,683,670
	Other Assets in Excess of Liabilities	0.0	15,513
	Net Assets	100.0%	$36,699,183

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Real Estate Fund

Notes to the Portfolio of Investments • August 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Diversified	$3,613,382	$3,613,382	—	—
Health Care	3,719,812	3,719,812	—	—
Industrial	758,616	758,616	—	—
Industrial/Office	863,197	863,197	—	—
Lodging/Resorts	3,486,814	3,486,814	—	—
Office	4,298,874	4,298,874	—	—
Residential Apartments	6,615,148	6,615,148	—	—
Residential Manufactured Home	662,713	662,713	—	—
Retail Regional Malls	5,049,572	5,049,572	—	—
Retail Strip Centers	2,911,798	2,911,798	—	—
Self Storage	2,303,106	2,303,106	—	—
Specialty	1,846,496	1,846,496	—	—
Total Common Stocks	36,129,528	36,129,528	—	—
Short-Term Investment - Investment Company	554,142	554,142	—	—
Total	$36,683,670	$36,683,670	—	—

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Sara Furber
Sara Furber
Principal Executive Officer
October 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
October 19, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2010